Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
Operating revenues: (Notes 3,4 and 13)
Time charter and bareboat revenues	$ 63,788	$ 66,513	$ 128,975		$ 132,111
Loss of hire insurance recoveries (Note 5)		4,397			10,279
Other income	171	27	180		28
Total revenues	63,959	70,937	129,155		142,418
Operating expenses: (Note 13)
Vessel operating expenses	23,024	17,394	43,085		35,954
Depreciation (Note 10)	26,059	23,831	51,996		47,515
Impairment (Note 19)		29,421			29,421
General and administrative expenses	1,428	1,492	3,126		3,113
Total operating expenses	50,511	72,138	98,207		116,003
Operating income (loss)	13,448	(1,201)	30,948		26,415
Finance income (expense):
Interest income	59		61
Interest expense (Note 6)	(8,301)	(6,804)	(15,026)		(14,176)
Other finance expense (Note 6)	(103)	(250)	(312)		(409)
Realized and unrealized gain (loss) on derivative instruments (Note 7)	5,116	(2,265)	21,473		5,746
Net gain (loss) on foreign currency transactions	(165)	(144)	(98)		(96)
Total finance expense	(3,394)	(9,463)	6,098		(8,935)
Income before income taxes	10,054	(10,664)	37,046		17,480
Income tax benefit (Note 9)	(166)	(261)	(378)		(264)
Net income (loss)	9,888	(10,925)	36,668	[1]	17,216	[1]
Series A Preferred unitholders' interest in net income	1,700	1,759	3,400		3,559
General Partner's interest in net income	150	(233)	610		253
Limited Partners' interest in net income	$ 8,038	$ (12,451)	$ 32,658		$ 13,404
Earnings per unit (Basic): (Note 15)
General Partner unit (basic & diluted)	$ 0.23	$ (0.38)	$ 0.95		$ 0.41
Earnings per unit (Diluted): (Note 15)
General Partner unit (basic & diluted)	0.23	(0.38)	0.95		0.41
Common Units
Earnings per unit (Basic): (Note 15)
Common unit (basic)	0.23	(0.38)	0.95		0.41
Earnings per unit (Diluted): (Note 15)
Common unit (diluted)	0.23	$ (0.38)	0.94		$ 0.41
Class B Units
Earnings per unit (Basic): (Note 15)
Common unit (basic)	0.19		0.87
Earnings per unit (Diluted): (Note 15)
Common unit (diluted)	$ 0.19		$ 0.87

[1]	Included in net income is interest paid amounting to $13.3 million and $12.6 million for the six months ended June 30, 2022 and 2021, respectively